Taxes - Schedule of detailed information about tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income tax expense	$ (5,430)	$ (139)
Deferred income tax (expense) recovery	(3,758)	(823)
Total tax expense (income)	$ (9,188)	$ (962)